TERM DEBT - SVB Term Loan (Detail Textuals 2) (USD $)			2 Months Ended	3 Months Ended		12 Months Ended				2 Months Ended
	Mar. 31, 2013	Apr. 30, 2013 Subsequent Event	Feb. 27, 2013 Term credit facility Silicon Valley Bank ("SVB") Installment	Mar. 31, 2013 Term credit facility Silicon Valley Bank ("SVB")	Mar. 31, 2012 Term credit facility Silicon Valley Bank ("SVB")	Dec. 31, 2012 Term credit facility Silicon Valley Bank ("SVB")	Dec. 31, 2011 Term credit facility Silicon Valley Bank ("SVB")	Feb. 01, 2011 Term credit facility Silicon Valley Bank ("SVB") Installment	Dec. 31, 2010 Term credit facility Silicon Valley Bank ("SVB")	Feb. 27, 2013 Term credit facility Silicon Valley Bank ("SVB") Subsequent Event Installment
Debt Instrument [Line Items]
Outstanding balance on the line of credit	$ 3,000,000	$ 4,200,000							$ 3,000,000
Additional term loan			1,000,000							1,000,000
Number of equal monthly installments			36					36		36
Percent of aggregate amount of the term loan equal to final payment						2.00%
Interest rate			7.50%			9.00%				7.50%
Final payment recorded as discount						60,000
Violation of tangible net worth covenant				400,000
Interest expense on term debt				$ 153,000	$ 57,000	$ 509,000	$ 524,000